Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 57.6	€ 70.3	€ 147.4	€ 175.7
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	147.7	161.4	151.5	162.5
Basic earnings per share	€ 0.39	€ 0.44	€ 0.97	€ 1.08
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 57.6	€ 70.3	€ 147.4	€ 175.7
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	147.9	161.5	151.8	162.7
Diluted earnings per share	€ 0.39	€ 0.44	€ 0.97	€ 1.08